Finance debt - Current finance debt (Details) - USD ($) $ in Millions	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Current finance debt [abstract]
Collateral liabilities	$ 2,271		$ 1,704
Non-current finance debt due within one year	250		1,974
Other including US Commercial paper programme and bank overdraft	2,752		913
Total current finance debt	$ 5,273	[1]	$ 4,591	[1]	$ 2,939
Weighted average interest rate (%)	0.51%		2.40%
Commerical paper program issuance	$ 2,600		$ 903

[1]	1) Restated 1 January 2020 and 31 December 2020 figures due to a policy change affecting ARO, see note 2 Significant accounting policies and note 21 Provisions and other liabilities.